Other non-financial liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2018
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities		$ 7,468	[1],[2]	$ 6,855	[1],[2]	$ 7,321	$ 7,916
of which: Deferred Contingent Capital Plan		1,858		1,855
of which: financial advisor compensation plans		1,500	[1]	1,506	[1]	1,501
of which: other compensation plans		2,740		2,310
of which: net defined benefit liability		722		633
of which: other compensation-related liabilities	[3]	648		552
Deferred tax liabilities		564		311	[4]
Current tax liabilities		1,009		852
VAT and other tax payables		523		475
Deferred income		228		141
Other		61		202
Total other non-financial liabilities		9,854		8,837		9,065	9,486
UBS AG
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities		4,776	[1]	4,339	[1]	4,688	5,079
of which: financial advisor compensation plans		1,497	[1]	1,502	[1]	1,497
of which: other compensation plans		2,034		1,750
of which: net defined benefit liability		711		629
of which: other compensation-related liabilities	[3]	534		458
Deferred tax liabilities		558		311	[4]
Current tax liabilities		943		780
VAT and other tax payables		470		445
Deferred income		212		134
Other		61		202
Total other non-financial liabilities		$ 7,018		$ 6,211	[5]	$ 6,318	$ 6,542

[1]	Comparative-period information has been restated. Refer to Note 1b for more information.
[2]	In 2020, UBS modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees. Refer to Note 1b for more information
[3]	Includes liabilities for payroll taxes and untaken vacation.
[4]	Comparative-period information has been restated. Refer to Note 1b for more information
[5]	Comparative-period information has been restated. Refer to Note 1b for more information.